Segment reporting (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
For the year ended
Net interest income		SFr 6,528		SFr 6,413		SFr 6,732
Non-interest income		22,667		21,944		23,990
Allocations from CC - Group ALM to business divisions and other CC units		0		0		0
Income		29,195	[1]	28,357	[2]	30,722	[3]
Credit loss (expense) / recovery		(128)		(37)		(117)
Total operating income		29,067		28,320	[4]	30,605	[4]
Personnel expenses	[5]	15,889		15,720		15,981
General and administrative expenses	[6]	6,808		7,434		8,107
Services (to) / from Corporate Center and other business divisions		0		0		0
of which: services from CC - Services		0		0		0
Depreciation and impairment of property, equipment and software		1,033		985		920
Amortization and impairment of intangible assets	[7]	70		91		107
Total operating expenses	[8]	23,800		24,230		25,116
Operating profit / (loss) before tax		5,268		4,090		5,489
Tax expense / (benefit)		(4,139)		(805)		898
Net profit / (loss)		1,128		3,286		6,386
Additional information
Total assets		915,642		935,016		942,819
Additions to non-current assets		1,707		1,816		1,895
Financial assets available for sale
Additional information
Impairments		15		5		1
Wealth Management
For the year ended
Net interest income		2,088		1,932		1,825
Non-interest income		5,285		4,975		5,859
Allocations from CC - Group ALM to business divisions and other CC units		256		389		471
Income		7,629	[1]	7,296	[2]	8,155	[3]
Credit loss (expense) / recovery		(4)		(5)		0
Total operating income		7,625		7,291		8,155
Personnel expenses		2,354		2,349		2,532
General and administrative expenses		594		640		637
Services (to) / from Corporate Center and other business divisions		2,372		2,348		2,289
of which: services from CC - Services		2,294		2,256		2,209
Depreciation and impairment of property, equipment and software		3		2		5
Amortization and impairment of intangible assets	[7]	7		4		3
Total operating expenses	[8]	5,330		5,343		5,465
Operating profit / (loss) before tax		2,295		1,948		2,689
Additional information
Total assets		123,003		115,539		119,850
Additions to non-current assets		89		26		6
Wealth Management | Financial assets available for sale
Additional information
Impairments						1
Wealth Management Americas
For the year ended
Net interest income		1,561		1,347		1,067
Non-interest income		6,676		6,320		6,213
Allocations from CC - Group ALM to business divisions and other CC units		115		118		104
Income		8,353	[1]	7,785	[2]	7,384	[3]
Credit loss (expense) / recovery		(4)		(3)		(4)
Total operating income		8,349		7,782		7,381
Personnel expenses		5,173		4,819		4,579
General and administrative expenses		644		570		822
Services (to) / from Corporate Center and other business divisions		1,282		1,235		1,209
of which: services from CC - Services		1,262		1,221		1,193
Depreciation and impairment of property, equipment and software		2		2		3
Amortization and impairment of intangible assets	[7]	41		50		51
Total operating expenses	[8]	7,141		6,675		6,663
Operating profit / (loss) before tax		1,208		1,107		718
Additional information
Total assets		67,071		65,882		60,993
Additions to non-current assets		27		4		4
Personal & Corporate Banking
For the year ended
Net interest income		1,916		1,892		1,890
Non-interest income		1,772		1,768		1,603
Allocations from CC - Group ALM to business divisions and other CC units		181		332		421
Income		3,869	[1]	3,990	[2]	3,913	[3]
Credit loss (expense) / recovery		(19)		(6)		(37)
Total operating income		3,850		3,984		3,877
Personnel expenses		836		845		873
General and administrative expenses		290		285		264
Services (to) / from Corporate Center and other business divisions		1,133		1,080		1,077
of which: services from CC - Services		1,227		1,186		1,180
Depreciation and impairment of property, equipment and software		13		15		17
Amortization and impairment of intangible assets	[7]	0		0		0
Total operating expenses	[8]	2,272		2,224		2,231
Operating profit / (loss) before tax		1,578		1,760		1,646
Additional information
Total assets		135,556		139,912		141,164
Additions to non-current assets		15		23		14
Asset Management
For the year ended
Net interest income		(32)		(33)		(34)
Non-interest income		2,058		1,957		2,077
Allocations from CC - Group ALM to business divisions and other CC units		18		7		15
Income		2,044	[1]	1,931	[2]	2,057	[3]
Credit loss (expense) / recovery		0		0		0
Total operating income		2,044		1,931		2,057
Personnel expenses		716		727		729
General and administrative expenses		231		241		232
Services (to) / from Corporate Center and other business divisions		514		506		502
of which: services from CC - Services		551		530		523
Depreciation and impairment of property, equipment and software		1		1		2
Amortization and impairment of intangible assets	[7]	3		4		8
Total operating expenses	[8]	1,466		1,479		1,474
Operating profit / (loss) before tax		578		452		584
Additional information
Total assets		14,269		12,028		12,874
Additions to non-current assets		1		1		1
Asset Management | Financial assets available for sale
Additional information
Impairments		13		3
Investment Bank
For the year ended
Net interest income		1,194		1,006		1,573
Non-interest income		6,891		6,953		7,526
Allocations from CC - Group ALM to business divisions and other CC units		(344)		(260)		(211)
Income		7,740	[1]	7,699	[2]	8,889	[3]
Credit loss (expense) / recovery		(90)		(11)		(68)
Total operating income		7,651		7,688		8,821
Personnel expenses		2,949		3,082		3,220
General and administrative expenses		662		805		841
Services (to) / from Corporate Center and other business divisions		2,769		2,765		2,817
of which: services from CC - Services		2,676		2,675		2,731
Depreciation and impairment of property, equipment and software		10		21		26
Amortization and impairment of intangible assets	[7]	12		12		24
Total operating expenses	[8]	6,402		6,684		6,929
Operating profit / (loss) before tax		1,249		1,004		1,892
Additional information
Total assets		262,931		242,302		253,486
Additions to non-current assets		3		3		18
Corporate Center - Services
For the year ended
Net interest income		(348)		(322)		(340)
Non-interest income		75		183		435
Allocations from CC - Group ALM to business divisions and other CC units		120		36		145
Income		(153)	[1]	(102)	[2]	241	[3]
Credit loss (expense) / recovery		0		0		0
Total operating income		(153)		(102)		241
Personnel expenses		3,785		3,801		3,903
General and administrative expenses		4,247		4,145		4,483
Services (to) / from Corporate Center and other business divisions		(8,281)		(8,164)		(8,215)
of which: services from CC - Services		(8,345)		(8,204)		(8,245)
Depreciation and impairment of property, equipment and software		1,004		944		868
Amortization and impairment of intangible assets	[7]	7		21		21
Total operating expenses	[8]	762		747		1,059
Operating profit / (loss) before tax		(914)		(849)		(818)
Additional information
Total assets		20,875		23,669		22,566
Additions to non-current assets		1,573		1,759		1,851
Corporate Center - Group ALM
For the year ended
Net interest income		126		589		730
Non-interest income		(137)		(295)		378
Allocations from CC - Group ALM to business divisions and other CC units		(264)		(512)		(832)
Income		(276)	[1]	(219)	[2]	277	[3]
Credit loss (expense) / recovery		0		0		0
Total operating income		(276)		(219)		277
Personnel expenses		34		31		30
General and administrative expenses		26		17		22
Services (to) / from Corporate Center and other business divisions		(13)		(49)		(57)
of which: services from CC - Services		142		110		96
Depreciation and impairment of property, equipment and software		0		0		0
Amortization and impairment of intangible assets	[7]	0		0		0
Total operating expenses	[8]	47		(1)		(5)
Operating profit / (loss) before tax		(322)		(218)		282
Additional information
Total assets		245,737		267,200		237,517
Additions to non-current assets		0		0		0
Non-core and Legacy Portfolio
For the year ended
Net interest income		23		3		21
Non-interest income		48		84		(101)
Allocations from CC - Group ALM to business divisions and other CC units		(83)		(110)		(114)
Income		(11)	[1]	(23)	[2]	(195)	[3]
Credit loss (expense) / recovery		(11)		(13)		(8)
Total operating income		(22)		(36)		(203)
Personnel expenses		43		66		116
General and administrative expenses		114		732		806
Services (to) / from Corporate Center and other business divisions		224		280		379
of which: services from CC - Services		194		225		313
Depreciation and impairment of property, equipment and software		0		0		0
Amortization and impairment of intangible assets	[7]	0		0		0
Total operating expenses	[8]	381		1,078		1,301
Operating profit / (loss) before tax		(403)		(1,114)		(1,503)
Additional information
Total assets		46,200		68,485		94,369
Additions to non-current assets		0		0		1
UBS AG
For the year ended
Net interest income		6,480		6,383		6,729
Non-interest income		23,127		22,075		23,993
Allocations from CC - Group ALM to business divisions and other CC units		0		0		0
Income		29,606	[1]	28,458	[2]	30,721	[3]
Credit loss (expense) / recovery		(128)		(37)		(117)
Total operating income		29,479		28,421	[4]	30,605	[4]
Personnel expenses	[9]	14,673	[10]	15,591		15,954
General and administrative expenses	[11]	8,811	[12]	7,690		8,219
Services (to) / from Corporate Center and other business divisions		0		0		0
of which: services from CC - Services		0		0		0
Depreciation and impairment of property, equipment and software		928		980		918
Amortization and impairment of intangible assets	[7]	70		91		107
Total operating expenses	[8]	24,481		24,352		25,198
Operating profit / (loss) before tax		4,998		4,069		5,407
Tax expense / (benefit)		(4,077)		(781)		908
Net profit / (loss)		921		3,288		6,314
Additional information
Total assets		916,363		935,353		943,256
Additions to non-current assets		1,612		1,798		1,888
UBS AG | Financial assets available for sale
Additional information
Impairments		15		5		1
UBS AG | Wealth Management
For the year ended
Net interest income		2,088		1,932		1,825
Non-interest income		5,286		4,975		5,859
Allocations from CC - Group ALM to business divisions and other CC units		256		389		471
Income		7,629	[1]	7,296	[2]	8,155	[3]
Credit loss (expense) / recovery		(4)		(5)		0
Total operating income		7,626		7,291		8,155
Personnel expenses		2,355		2,348		2,532
General and administrative expenses		605		653		650
Services (to) / from Corporate Center and other business divisions		2,372		2,348		2,289
of which: services from CC - Services		2,294		2,256		2,209
Depreciation and impairment of property, equipment and software		3		2		5
Amortization and impairment of intangible assets	[7]	7		4		3
Total operating expenses	[8]	5,342		5,355		5,478
Operating profit / (loss) before tax		2,284		1,936		2,676
Additional information
Total assets		123,003		115,539		119,850
Additions to non-current assets		89		26		6
UBS AG | Wealth Management | Financial assets available for sale
Additional information
Impairments						1
UBS AG | Wealth Management Americas
For the year ended
Net interest income		1,562		1,347		1,067
Non-interest income		6,676		6,320		6,213
Allocations from CC - Group ALM to business divisions and other CC units		115		118		104
Income		8,353	[1]	7,785	[2]	7,384	[3]
Credit loss (expense) / recovery		(4)		(3)		(4)
Total operating income		8,349		7,782		7,381
Personnel expenses		5,177		4,819		4,579
General and administrative expenses		677		597		848
Services (to) / from Corporate Center and other business divisions		1,281		1,235		1,209
of which: services from CC - Services		1,262		1,221		1,193
Depreciation and impairment of property, equipment and software		2		2		3
Amortization and impairment of intangible assets	[7]	41		50		51
Total operating expenses	[8]	7,178		6,702		6,689
Operating profit / (loss) before tax		1,171		1,081		692
Additional information
Total assets		67,071		65,882		60,993
Additions to non-current assets		27		4		4
UBS AG | Personal & Corporate Banking
For the year ended
Net interest income		1,916		1,892		1,890
Non-interest income		1,772		1,768		1,603
Allocations from CC - Group ALM to business divisions and other CC units		181		332		421
Income		3,869	[1]	3,990	[2]	3,913	[3]
Credit loss (expense) / recovery		(19)		(6)		(37)
Total operating income		3,850		3,984		3,876
Personnel expenses		833		843		873
General and administrative expenses		294		286		264
Services (to) / from Corporate Center and other business divisions		1,131		1,079		1,077
of which: services from CC - Services		1,224		1,186		1,180
Depreciation and impairment of property, equipment and software		13		15		17
Amortization and impairment of intangible assets	[7]	0		0		0
Total operating expenses	[8]	2,271		2,224		2,231
Operating profit / (loss) before tax		1,579		1,761		1,646
Additional information
Total assets		135,587		139,945		141,174
Additions to non-current assets		15		23		14
UBS AG | Asset Management
For the year ended
Net interest income		(32)		(33)		(34)
Non-interest income		2,058		1,957		2,077
Allocations from CC - Group ALM to business divisions and other CC units		18		7		15
Income		2,044	[1]	1,931	[2]	2,057	[3]
Credit loss (expense) / recovery		0		0		0
Total operating income		2,044		1,931		2,057
Personnel expenses		716		727		729
General and administrative expenses		234		242		233
Services (to) / from Corporate Center and other business divisions		512		505		502
of which: services from CC - Services		549		530		523
Depreciation and impairment of property, equipment and software		1		1		2
Amortization and impairment of intangible assets	[7]	3		4		8
Total operating expenses	[8]	1,466		1,480		1,475
Operating profit / (loss) before tax		578		451		583
Additional information
Total assets		14,270		12,026		12,874
Additions to non-current assets		1		1		1
UBS AG | Asset Management | Financial assets available for sale
Additional information
Impairments		13		3
UBS AG | Investment Bank
For the year ended
Net interest income		1,194		1,006		1,573
Non-interest income		6,891		6,951		7,525
Allocations from CC - Group ALM to business divisions and other CC units		(344)		(260)		(211)
Income		7,741	[1]	7,697	[2]	8,889	[3]
Credit loss (expense) / recovery		(90)		(11)		(68)
Total operating income		7,651		7,686		8,821
Personnel expenses		2,950		3,081		3,220
General and administrative expenses		715		852		882
Services (to) / from Corporate Center and other business divisions		2,767		2,757		2,816
of which: services from CC - Services		2,674		2,667		2,730
Depreciation and impairment of property, equipment and software		10		21		26
Amortization and impairment of intangible assets	[7]	12		12		24
Total operating expenses	[8]	6,453		6,724		6,969
Operating profit / (loss) before tax		1,198		962		1,852
Additional information
Total assets		263,046		242,388		253,571
Additions to non-current assets		3		3		18
UBS AG | Corporate Center - Services
For the year ended
Net interest income		(354)		(322)		(337)
Non-interest income		464		250		434
Allocations from CC - Group ALM to business divisions and other CC units		120		36		145
Income		231	[1]	(36)	[2]	243	[3]
Credit loss (expense) / recovery		0		0		0
Total operating income		231		(36)		243
Personnel expenses		2,565		3,674		3,875
General and administrative expenses		6,147		4,312		4,517
Services (to) / from Corporate Center and other business divisions		(8,274)		(8,156)		(8,214)
of which: services from CC - Services		(8,338)		(8,196)		(8,243)
Depreciation and impairment of property, equipment and software		899		938		866
Amortization and impairment of intangible assets	[7]	7		21		21
Total operating expenses	[8]	1,344		790		1,065
Operating profit / (loss) before tax		(1,113)		(826)		(822)
Additional information
Total assets		19,447		23,813		22,866
Additions to non-current assets		1,478		1,741		1,844
UBS AG | Corporate Center - Group ALM
For the year ended
Net interest income		83		559		724
Non-interest income		(68)		(229)		383
Allocations from CC - Group ALM to business divisions and other CC units		(264)		(512)		(832)
Income		(249)	[1]	(183)	[2]	275	[3]
Credit loss (expense) / recovery		0		0		0
Total operating income		(249)		(183)		275
Personnel expenses		34		31		30
General and administrative expenses		26		17		21
Services (to) / from Corporate Center and other business divisions		(13)		(49)		(57)
of which: services from CC - Services		142		110		96
Depreciation and impairment of property, equipment and software		0		0		0
Amortization and impairment of intangible assets	[7]	0		0		0
Total operating expenses	[8]	47		(1)		(6)
Operating profit / (loss) before tax		(296)		(182)		281
Additional information
Total assets		247,739		267,275		237,560
Additions to non-current assets		0		0		0
UBS AG | Non-core and Legacy Portfolio
For the year ended
Net interest income		23		3		21
Non-interest income		48		84		(101)
Allocations from CC - Group ALM to business divisions and other CC units		(83)		(110)		(114)
Income		(11)	[1]	(23)	[2]	(195)	[3]
Credit loss (expense) / recovery		(11)		(13)		(8)
Total operating income		(22)		(36)		(203)
Personnel expenses		43		66		116
General and administrative expenses		113		731		804
Services (to) / from Corporate Center and other business divisions		224		280		379
of which: services from CC - Services		194		225		313
Depreciation and impairment of property, equipment and software		0		0		0
Amortization and impairment of intangible assets	[7]	0		0		0
Total operating expenses	[8]	380		1,077		1,298
Operating profit / (loss) before tax		(403)		(1,113)		(1,501)
Additional information
Total assets		46,200		68,485		94,369
Additions to non-current assets		SFr 0		SFr 0		SFr 1

[1]	Impairments of financial assets available for sale for the year ended 31 December 2017 totaled CHF 15 million, of which CHF 13 million was recorded in Asset Management.
[2]	Impairments of financial assets available for sale for the year ended 31 December 2016 totaled CHF 5 million, of which CHF 3 million was recorded in Asset Management.
[3]	Impairments of financial assets available for sale for the year ended 31 December 2015 totaled CHF 1 million, all in Wealth Management.
[4]	The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.
[5]
Includes net restructuring expenses of CHF 534 million, CHF 751 million and CHF 460 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[6]
Includes net restructuring expenses of CHF 627 million, CHF 695 million and CHF 761 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[7]	Refer to Note 15 for more information.
[8]	Refer to Note 30 for information on restructuring expenses.
[9]
Includes net restructuring expenses of CHF 362 million, CHF 731 million and CHF 458 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[10]	The decrease in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.
[11]
Includes net restructuring expenses of CHF 818 million, CHF 700 million and CHF 760 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[12]
The increase in 2017 in shared services costs charged by UBS Group AG or its subsidiaries and the associated decrease in certain direct cost lines were mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.